Contingencies	12 Months Ended
Dec. 31, 2024
General Information [Abstract]
Contingencies

Note 36. Contingencies

Contingent assets

Éxito Grupo has not material contingent assets to disclose at December 31, 2024 and at December 31, 2023.

Contingent liabilities

Contingent liabilities at December 31, 2024 and at December 31, 2023 are:

(a)	The following processes are being carried out with the aim of preventing Grupo Éxito from paying the amounts claimed by the plaintiff:

-	Administrative discussion with the DIAN (National Customs Directorate of Colombia) for $42,210 (December 31, 2023 - $40,780) related to the notification of special request 112382018000126 from September 17, 2018, in which it was proposed to modify the 2015 income tax return. In September 2021, Almacenes Éxito S.A. received a new notification from the DIAN confirming its proposal. However, external advisors consider the process a contingent liability.

-	Nullification of Resolution No. 2024008001 of August 5, 2024, which imposes a penalty for failure to declare the annual ICA tax for 2020 to 2022; the declarations were filed bimonthly, and Resolution No. 0034 of November 8, 2024, for $4,175 (December 31, 2023 - $-).

-	Nullification of the Official Review Liquidation GGI-FI-LR-50716-22 of November 22, 2022, through which the District of Barranquilla modifies the 2019 industry and commerce tax return, establishing a higher tax amount and an inaccuracy penalty, and the nullification of Resolution GGI-DT-RS-282-2023 of October 27, 2023, resolving the reconsideration request, for $3,790 (December 31, 2023 - $-).

-	Nullification of Official Review Liquidation GGI-FI-LR-50712-22 of November 2, 2022, through which the 2018 industry and commerce tax return is modified, establishing a higher tax amount and an inaccuracy penalty, and the nullification of Resolution GGI.DT-RS-282-2023 of October 27, 2023, resolving the reconsideration request, for $3,291 (December 31, 2023 - $-).

-	Nullification of the sanction resolution of September 2020, which ordered the reimbursement of the balance in favor calculated in the income tax for the taxable period 2015, for $2,734 (December 31, 2023 - $2,211).

-	Nullification of Official Review Liquidation GGI-FI-LR-50720-22 of December 6, 2022, through which the 2020 industry and commerce tax return is modified, establishing a higher tax amount and an inaccuracy penalty, and the nullification of Resolution GGI-DT-RS-329-2023 of December 4, 2023, resolving the reconsideration request, for $2,664 (December 31, 2023 - $-).

-	Nullification of Official Aforo Liquidation 00019-TS-0019-2021 of February 24, 2021, through which the Atlantic Department liquidates the Security and Citizen Coexistence Rate for the taxable period from February 2015 to November 2019, and the nullification of Resolution 5-3041-TS0019-2021 of November 10, 2021, resolving the reconsideration request, for $1,226 (December 31, 2023 - $1,226).

(b) Guarantees:

-	Almacenes Éxito S.A. granted a bank guarantee valid from June 20, 2024, to June 20, 2025, to the third party PriceSmart Colombia S.A.S., for guarantee the payment for the purchase of merchandise (goods and supplies) in amount of $4,000.

-	Almacenes Éxito S.A. granted its subsidiary Almacenes Éxito Inversiones S.A.S. a guarantee to cover potential defaults on its obligations. As of December 31, 2024, the value amounts to $3,967 (December 31, 2023: $3,967).
-	Almacenes Éxito S.A. granted a bank guarantee valid from December 20, 2024, to March 20, 2025, to the third party Taiwan Melamine Products Industrial CO., LTD., for guarantee the payment for the purchase of merchandise (goods and supplies) in amount of $146.

-	Almacenes Éxito S.A. granted a bank guarantee valid from December 20, 2024, to March 20, 2025, to the third party Jia Wei Lifestyle, INC. 14f 4, no. 296, Sec. 4, Xinyi Rd, for guarantee the payment for the purchase of merchandise (goods and supplies) in amount of $126.

-	Almacenes Éxito S.A. granted a bank guarantee valid from December 20, 2024, to March 20, 2025, to the third party Duy Thanh Art Export CO., LTD (artex d and t). RD, for guarantee the payment for the purchase of merchandise (goods and supplies) in amount of $110.

-	Almacenes Éxito S.A. granted a bank guarantee valid from December 20, 2024, to March 20, 2025, to the third party Dandon Everlight Candle Industry CO., LTD., for guarantee the payment for the purchase of merchandise (goods and supplies) in amount of $94.

-	Almacenes Éxito S.A. granted a bank guarantee valid from December 20, 2024, to March 20, 2025, to the third party Minhou Xingcheng Arts and Crafts CO., LTD for guarantee the payment for the purchase of merchandise (goods and supplies) in amount of $61.

-	The subsidiary Éxito Viajes y Turismo S.A.S. granted a guarantee in favor of JetSmart Airlines S.A.S. for $400 to ensure the fulfillment of payments associated with the airline ticket sales agreement (December 31, 2023: $-).

-	The subsidiary Éxito Viajes y Turismo S.A.S. has a consumer protection action, which is being defended under the provisions of Article 4 of Decree 557 of the Ministry of Commerce, Industry, and Tourism, with scope from the state of emergency declared on March 12, 2020, for $1,208 corresponding to 269 processes.

-	Almacenes Éxito S.A. granted its subsidiary Transacciones Energéticas S.A.S. E.S.P. a financial guarantee for $ - (December 31, 2023: $3,000) to cover potential defaults on its obligations for charges related to the use of local distribution systems and regional transmission before the market and the agents where the service is provided.

-	The subsidiary Transacciones Energéticas S.A.S. E.S.P. granted guarantees to the following third parties with the aim of covering the payment of charges for the use of the regional transmission system and local energy distribution system:

Company	Value $
Enel Colombia S.A. E.S.P.	1,214
XM Compañía de Expertos en Mercados S.A. E.S.P.	602
Empresas Públicas de Medellin E.S.P.	501
Emcali S.A. E.S.P.	241
Central hidroelétrica de Caldas S.A. E.S.P.	119
Caribemar de la Costa S.A.S. E.S.P.	116
Empresa de energía del Quindio S.A. E.S.P.	96
AIR-E S.A. E.S.P.	71
Empresa de Energía de Pereira S.A. E.S.P.	40
Eletrificadora del Caquetá S.A. E.S.P.	34
Celsia Colombia S.A. E.S.P.	31
Empresa de energía de Boyacá S.A. E.S.P.	30
Electrificadora del Meta S.A. E.S.P.	26
Centrales elétricas del norte de Santander S.A E.S.P.	23
Electrificadora de Santander S.A. E.S.P.	17
Centrales eléctricas de Nariño S.A. E.S.P.	4
-	As required by some insurance companies and as a requirement for the issuance of compliance bonds, during 2024 some subsidiaries and Almacenes Éxito S.A., as joint and several debtors of some of its subsidiaries, have granted certain guarantees to these third parties. Below a detail of guarantees granted:

Type of guarantee	Description and detail of the guarantee	Insurance company
Unlimited promissory note	Compliance bond Éxito acts as joint and several debtors of Patrimonio Autónomo Viva Barranquilla	Seguros Generales Suramericana S.A.
Unlimited promissory note	Compliance bond granted by Éxito Industrias S.A.S.	Seguros Generales Suramericana S.A.
Unlimited promissory note	Compliance bond granted by Éxito Viajes y Turismo S.A.	Berkley International Seguros Colombia S.A.
Unlimited promissory note	Compliance bond granted by Éxito Viajes y Turismo S.A.	Seguros Generales Suramericana S.A.
Unlimited promissory note	Compliance bond granted by Transacciones Energéticas S.A.S. E.S.P.	Seguros Generales Suramericana S.A.
Unlimited promissory note	Compliance bond granted by Logística, Transporte y Servicios Asociados S.A.S.	Seguros Generales Suramericana S.A.

These contingent liabilities, whose nature is that of potential liabilities, are not recognized in the statement of financial position; instead, they are disclosed in the notes to the financial statements.